Income Tax - Summary of Calculation of Income Tax Expense Accrued (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Calculation of the Income Tax Expense Accrued [Abstract]
Current income tax	$ (1,247)	$ (1,938)	$ (943)
Deferred income tax	(19,752)	(3,588)	(50,595)
Income tax expense	(20,999)	(5,526)	(51,538)
Income tax – Well abandonment	6,410	(16,239)
Special tax – Tax revaluation		(4,604)
Income tax (expense)/ benefit	$ (14,589)	$ (26,369)	$ (51,538)